SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2026
Subsidiary Public Issuer [Abstract]
Condensed Financial Information
The following tables set forth consolidated summary financial information for our partnership, the Fincos, BIPC Holdings and the partnership’s subsidiaries other than the Fincos and BIPC Holdings:

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2026 US$ MILLIONS	Our partnership(2)	The Fincos	BIPC Holdings	Subsidiaries of our partnership other than the Fincos and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated

Revenues	$—	$—	$—	$—	$6,482	$6,482
Net income (loss) attributable to partnership(1)	(24)	—	(15)	59	24	44

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2025
Revenues	$—	$—	$—	$—	$5,429	$5,429
Net income (loss) attributable to partnership(1)	(6)	—	—	69	6	69

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2026
Revenues	$—	$—	$—	$—	$12,783	$12,783
Net income (loss) attributable to partnership(1)	(110)	—	(26)	9	110	(17)

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2025
Revenues	$—	$—	$—	$—	$10,821	$10,821
Net income (loss) attributable to partnership(1)	20	—	—	194	(20)	194

AS OF JUNE 30, 2026
Current assets	$—	$—	$—	$—	$10,934	$10,934
Non-current assets	5,435	—	4,645	8,637	92,297	111,014
Current liabilities	—	—	—	—	12,305	12,305
Non-current liabilities	—	4,096	525	—	72,499	77,120
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	1,834	1,834
BIPC exchangeable shares and class A.2 exchangeable shares	—	—	—	—	1,314	1,314
Exchangeable units(5)	—	—	—	—	54	54
Perpetual subordinated notes	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	23,862	23,862
Preferred unitholders	—	—	—	—	729	729

AS OF DECEMBER 31, 2025
Current assets	$—	$—	$—	$—	$11,978	$11,978
Non-current assets	5,911	—	4,604	9,520	96,137	116,172
Current liabilities	—	—	—	—	15,260	15,260
Non-current liabilities	—	4,212	458	—	72,680	77,350
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	2,017	2,017
BIPC exchangeable shares and class A.2 exchangeable shares	—	—	—	—	1,440	1,440
Exchangeable units(5)	—	—	—	—	61	61
Perpetual subordinated notes	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	26,086	26,086
Preferred unitholders	—	—	—	—	729	729
1.Includes net income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP units, non-controlling interests - BIPC exchangeable LP units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.
2.Includes investments in all subsidiaries of our partnership under the equity method.
3.Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., US Holdco, and BIP Bermuda Holdings I Limited and BI LLC under the equity method except for US Holdco’s investment in BI LLC, which is presented on a combined basis as BI LLC is a guarantor of the notes issued after July 27, 2023. For the three and six-month period ended June 30, 2026, and 2025, the presentation of US Holdco’s investment in BI LLC on a combined basis was equivalent to its presentation under the equity method.
4.Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.
5.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.